SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
Summary of options activity

No new share options granted during the years ended December 31, 2021, 2022 and 2023. A summary of the Company’s equity award activity held by both the Company’s employees and CIH’s employees under the 1999 Plan, 2010 Plan and 2015 Plan for each of the three years ended December 31, 2023 was stated below:

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2020	6,725,855	3.97	4.84	—
Forfeited	(93,160)	2.30
Expired	(363,430)	6.70
Exercised	(22,000)	5.37
Outstanding, December 31, 2021	6,247,265	3.83	6.46	—
Vested and expected to vest at December 31, 2021	6,247,265	3.83	6.46	—
Exercisable at December 31, 2021	5,792,080	3.97	6.33	—

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2021	6,247,265	3.83	6.46	—
Forfeited	(99,620)	3.71
Expired	(275,620)	3.99
Exercised	(240)	6.10
Outstanding, December 31, 2022	5,871,785	3.82	5.57	—
Vested and expected to vest at December 31, 2022	5,871,785	3.82	5.57	—
Exercisable at December 31, 2022	5,637,960	3.86	5.53	—

			Weighted-
		Weighted-	Average
		Average per	Remaining
		share	Contractual	Aggregate
Options Granted to Employees	Number of	Exercise	Term	Intrinsic
and Directors	Shares	Price	(years)	Value
Outstanding, December 31, 2022	5,871,785	3.82	5.57	—
Forfeited	(18,980)	6.46
Expired	(145,730)	5.54
Exercised	—	—
Outstanding, December 31, 2023	5,707,075	3.71	5.06	—
Vested and expected to vest at December 31, 2023	5,707,075	3.71	5.06	—
Exercisable at December 31, 2023	5,707,075	3.71	5.06	—